SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total current income tax expense	$ 1,697	$ 2,232	$ 1,875
Total deferred income tax benefit	(314)	(581)	(1,286)
Total income tax expense	1,383	1,651	589
MOROCCO
Effective Income Tax Rate Reconciliation [Line Items]
Total current income tax expense	333	769	1,140
Total deferred income tax benefit	(469)	(501)	(1,286)
MALI
Effective Income Tax Rate Reconciliation [Line Items]
Total current income tax expense	1,191	1,815	561
Total deferred income tax benefit	40	(179)
BURKINA FASO
Effective Income Tax Rate Reconciliation [Line Items]
Total current income tax expense	173	(352)	174
Total deferred income tax benefit	$ 115	$ 99